Components of Other Comprehensive Loss - Summary of Changes in Other Comprehensive Loss (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	₱ 116,735	₱ 110,386	₱ 113,961
Other comprehensive income (loss)	3,492	(128)	(5,420)
Ending balance	128,083	116,735	110,386
Foreign currency translation differences of subsidiaries [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(47)	(14)	133
Other comprehensive income (loss)	(127)	(33)	(139)
Before adjustments			(6)
Adjustments			(8)
Ending balance	(174)	(47)	(14)
Net loss on financial investments at FVPL - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(0)		(9)
Before adjustments			(9)
Adjustments			9
Ending balance	(0)	(0)
Net transactions on cash flow hedges - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(1,175)	(1,414)	(1,549)
Other comprehensive income (loss)	167	239	200
Before adjustments			(1,349)
Adjustments			(65)
Ending balance	(1,008)	(1,175)	(1,414)
Revaluation increment on investment properties - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	1,740	544	544
Other comprehensive income (loss)	4,087	1,196
Before adjustments			544
Ending balance	5,827	1,740	544
Remeasurements of post-employment benefit obligations-net of tax
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(39,722)	(38,260)	(32,856)
Other comprehensive income (loss)	(626)	(1,462)	(5,469)
Before adjustments			(38,325)
Adjustments			65
Ending balance	(40,348)	(39,722)	(38,260)
Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(29)	(21)	(20)
Other comprehensive income (loss)	(1)	(8)	3
Before adjustments			(17)
Adjustments			(4)
Ending balance	(30)	(29)	(21)
Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(0)		(3)
Before adjustments			(3)
Adjustments			3
Ending balance	(0)	(0)
Total other comprehensive income (loss) attributable to equity holders of PLDT [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(39,233)	(39,165)	(33,760)
Other comprehensive income (loss)	3,500	(68)	(5,405)
Before adjustments			(39,165)
Ending balance	(35,733)	(39,233)	(39,165)
Share of noncontrolling interests [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(50)	10	25
Other comprehensive income (loss)	(8)	(60)	(15)
Before adjustments			10
Ending balance	(58)	(50)	10
Total other comprehensive income (loss)-net of tax
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(39,283)	(39,155)	(33,735)
Other comprehensive income (loss)	3,492	(128)	(5,420)
Before adjustments			(39,155)
Ending balance	₱ (35,791)	₱ (39,283)	₱ (39,155)